Revision of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2024
Revision of Prior Period Financial Statements [Abstract]
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
2	REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

In connection with the preparation of our unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024, we identified two immaterial errors with regard to cost of revenues for the year ended December 31, 2022 and the finance cost for the year ended December 31, 2022. These two errors were related to the recognition of cost of revenue and finance cost in incorrect period. We evaluated the errors and determined that the related impact was not material to our consolidated financial statements for any prior periods in accordance with Staff Accounting Bulletin (“SAB”) No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”, but that correction of the impact of the errors would be significant to our results of operations for the six months ended June 30, 2023. Accordingly, we have revised previously reported financial information for such immaterial errors, as previously disclosed in our Audited Consolidated Financial Statements for the year ended December 31, 2022. A summary of revisions to our previously reported financial statements presented herein for comparative purposes is included below.

Revised Consolidated Statements of Financial Position

	As of December 31, 2022
	As reported	Adjustment	As revised
	USD	USD	USD
Deferred tax assets	71,065	7,480	78,545
Total Non-current assets	560,582	7,480	568,062
Total assets	5,760,302	7,480	5,767,782
Trade and other payables	1,969,741	44,002	2,013,743
Total Current Liabilities	3,470,821	44,002	3,514,823
Total Liabilities	4,782,131	44,002	4,826,133
Accumulated deficit	(270,015)	(36,522)	(306,537)
Equity (deficit) attributable to owners of the Company	978,847	(36,522)	942,325
Total equity (deficit)	978,171	(36,522)	941,649

Revised consolidated Statements of Profit or Loss and Other Comprehensive Income

	For the year ended December 31, 2022
	As reported	Adjustment	As revised
	USD	USD	USD
Cost of revenue	(17,496,915)	46,784	(17,450,131)
Gross profit	2,525,614	46,784	2,572,398
Operating profit	1,186,076	46,784	1,232,860
Finance cost	(285,368)	(44,002)	(329,370)
Profit before tax	900,708	2,782	903,490
Income tax (expenses)	(141,676)	(474)	(142,150)
Profit for the year	759,032	2,308	761,340
Total comprehensive income for the year	785,963	2,308	788,271

Revised Consolidated Statement of Changes in Equity

	Accumulated deficit	Total	Total Equity (Deficit)
	USD	USD	USD
As Reported
Balance at January 1, 2021	(708,280)	303,165	303,165
Profit for the year	401,690	401,690	401,690
Total comprehensive income for the year	401,690	391,751	391,751
Balance at December 31, 2021	(1,029,335)	(27,829)	(27,829)

Profit for the year	759,320	759,320	759,032
Total comprehensive income for the year	759,320	786,639	785,963
Balance at December 31, 2022	(270,015)	978,847	978,171

Adjustment
Balance at January 1, 2021	–	–	–
Loss for the year	(38,830)	(38,830)	(38,830)
Total comprehensive loss for the year	(38,830)	(38,830)	(38,830)
Balance at December 31, 2021	(38,830)	(38,830)	(38,830)

Profit for the year	2,308	2,308	2,308
Total comprehensive income for the year	2,308	2,308	2,308
Balance at December 31, 2022	(36,522)	(36,522)	(36,522)

As Revised
Balance at January 1, 2021	(708,280)	303,165	303,165
Profit for the year	362,860	362,860	362,860
Total comprehensive income for the year	362,860	352,921	352,921
Balance at December 31, 2021	(1,068,165)	(66,659)	(66,659)

Profit for the year	761,628	761,628	761,340
Total comprehensive income for the year	761,628	788,947	788,271
Balance at December 31, 2022	(306,537)	942,325	941,649

Revised Consolidated Statements of Cash Flows

	For the year ended December 31, 2022
	As reported	Adjustment	As revised
	USD	USD	USD
Profit for the year	759,032	2,308	761,340
Finance Cost	285,368	44,002	329,370
Income tax expenses	141,676	474	142,150
Trade and other payables	(42,985)	(46,784)	(89,769)
Net cash provided by operating activities	935,273	-	935,273